UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (99.9%)
[1]	Abington PA School District TOB VRDO	1.840%	9/8/08	LOC	7,500	7,500
[1]	Allegheny County PA GO TOB VRDO	2.200%	9/8/08	(4)	25,985	25,985
	Allegheny County PA GO VRDO	1.900%	9/8/08	LOC	37,305	37,305
	Allegheny County PA GO VRDO	1.900%	9/8/08	LOC	14,455	14,455
	Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.) VRDO	2.150%	9/2/08		42,700	42,700
	Allegheny County PA Higher Educ. Building Auth. (Point Park Univ.) VRDO	1.820%	9/8/08	LOC	15,455	15,455
	Allegheny County PA Hosp. Dev. Auth. Rev. (Jefferson Regional Medical Center) VRDO	1.820%	9/8/08	LOC	3,625	3,625
	Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	1.750%	9/8/08	LOC	5,235	5,235
[1]	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ of Pittsburgh Medical Center) TOB VRDO	1.870%	9/8/08		40,000	40,000
[1]	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	1.830%	9/8/08	(13)	4,995	4,995
[1]	Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	1.840%	9/8/08		28,900	28,900
[1]	Allegheny County PA Hosp. Dev. Auth. Rev. TOB VRDO	1.870%	9/8/08	LOC	49,060	49,060
	Allegheny County PA IDA Rev. (Carnegie Museum of Pittsburgh) VRDO	1.860%	9/8/08	LOC	4,455	4,455
	Allegheny County PA IDA Rev. (Residential Rental) VRDO	2.000%	9/8/08	LOC	2,865	2,865
	Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	2.100%	7/1/09		15,000	15,000
	Beaver County PA IDA PCR (First Energy) VRDO	2.430%	9/2/08	LOC	32,955	32,955
	Beaver County PA IDA PCR (First Energy) VRDO	2.450%	9/2/08	LOC	24,200	24,200
	Beaver County PA IDA PCR (First Energy) VRDO	1.770%	9/8/08	LOC	52,250	52,250
	Beaver County PA IDA PCR (Firstenenergy Nuclear) VRDO	1.750%	9/8/08	LOC	52,300	52,300
	Beaver County PA IDA PCR (Firstenenergy Nuclear) VRDO	1.770%	9/8/08	LOC	10,000	10,000
	Beaver County PA IDA PCR (Met Edison Co.) VRDO	1.800%	9/8/08	LOC	10,000	10,000
	Beaver County PA IDA PCR VRDO	1.910%	9/8/08	LOC	9,000	9,000

	Berks County PA IDA (Kutztown Univ.) VRDO	1.880%	9/8/08	LOC	13,010	13,010
	Bucks County PA IDA (Pennswood Village Project) VRDO	1.880%	9/8/08	LOC	8,600	8,600
	Bucks County PA IDA (Pennswood Village Project) VRDO	1.880%	9/8/08	LOC	8,415	8,415
[1]	Central Bucks PA School Dist. TOB VRDO	1.840%	9/8/08	LOC	5,525	5,525
[1]	Central Bucks PA School Dist. TOB VRDO	1.840%	9/8/08	LOC	16,320	16,320
	Chambersburg PA Auth. Rev. (Wilson College Project) VRDO	1.900%	9/8/08	LOC	31,180	31,180
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.770%	9/8/08		20,955	20,955
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	1.820%	9/8/08		33,670	33,670
	Chester County PA Health & Educ. Fac. Auth. Rev. (Jenner's Pond Project) VRDO	1.850%	9/8/08	LOC	24,040	24,040
	Chester County PA IDA Student Housing Rev. VRDO	1.870%	9/8/08	LOC	22,910	22,910
	Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	3.450%	11/1/08	LOC(Prere.)	5,000	5,000
	Cumberland County PA Muni. Auth. College Rev. (Messiah Village Program) VRDO	1.880%	9/8/08	LOC	3,600	3,600
	Dallastown Area School Dist. VRDO	2.070%	9/8/08	(4)	7,200	7,200
	Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	1.770%	9/8/08		8,605	8,605
	Dauphin County PA VRDO	1.820%	9/8/08		5,625	5,625
	Delaware County PA Auth. Rev. (Haverford College) VRDO	1.900%	9/8/08		29,850	29,850
	Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	1.900%	9/8/08	LOC	12,525	12,525
	Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	1.900%	9/8/08	LOC	8,310	8,310
	Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	1.920%	9/8/08	LOC	4,000	4,000
	Delaware County PA IDA Airport Fac. (United Parcel Service) VRDO	2.300%	9/2/08		4,200	4,200
	Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.300%	9/2/08		27,450	27,450
	Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.300%	9/2/08		1,800	1,800
	Delaware County PA IDA PCR (PECO) CP	1.800%	11/4/08	LOC	22,125	22,125
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.700%	9/8/08		44,100	44,100

	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.700%	9/8/08		8,375	8,375
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.700%	9/8/08		8,235	8,235
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.700%	9/8/08		8,595	8,595
	Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	1.700%	9/8/08		7,640	7,640
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		8,700	8,700
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		14,900	14,900
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		17,000	17,000
	Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		14,895	14,895
	Delaware River Port Auth. Pennsylvania & New Jersey Rev. VRDO	1.790%	9/8/08	LOC	25,000	25,000
	Doylestown PA Hosp. Auth. Hosp. Rev. VRDO	1.820%	9/8/08	LOC	11,700	11,700
	Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation) VRDO	2.550%	9/2/08	LOC	5,500	5,500
	Fayette County PA Hosp. Auth. Rev. (Fayette Regional Health System) VRDO	1.820%	9/8/08	LOC	15,000	15,000
	Franklin County PA IDA Rev. (Menno Haven Inc. Project) VRDO	1.860%	9/8/08	LOC	14,450	14,450
[1]	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	1.790%	9/8/08		3,615	3,615
[1]	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	1.840%	9/8/08		20,495	20,495
[1]	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	1.840%	9/8/08		13,520	13,520
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.000%	9/2/08		48,050	48,050
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.000%	9/2/08		41,485	41,485
	Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	2.150%	9/2/08		19,605	19,605
	Lackawanna County PA GO VRDO	2.070%	9/8/08	(4)	39,540	39,540
	Lackawanna County PA GO VRDO	2.100%	9/8/08	(4)	44,540	44,540
	Lackawanna County PA IDA Rev. (Scranton Prep School Proj.) VRDO	1.860%	9/8/08	LOC	23,970	23,970

	Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	1.880%	9/8/08	LOC	40,000	40,000
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Good Shephard Group) VRDO	1.800%	9/8/08	(12)	8,045	8,045
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	2.450%	9/2/08	LOC	17,815	17,815
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	2.550%	9/2/08	(12)	5,700	5,700
	Lehigh County PA General Purpose Hosp. Auth. Rev. (Muhlenberg College) VRDO	1.900%	9/8/08	LOC	7,500	7,500
[1]	Luzerne County PA IDA Multifamily Housing Rev. TOB VRDO	1.910%	9/8/08		9,250	9,250
	Manheim Township PA School Dist. VRDO	2.040%	9/8/08	(4)	11,925	11,925
	Manheim Township PA School Dist. VRDO	2.100%	9/8/08	(4)	5,935	5,935
	Manheim Township PA School Dist. VRDO	2.100%	9/8/08	(4)	9,000	9,000
	Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.850%	9/8/08	LOC	19,900	19,900
	Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.850%	9/8/08	LOC	18,715	18,715
	Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	1.850%	9/8/08	LOC	10,000	10,000
	Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center) VRDO	1.790%	9/8/08	LOC	14,360	14,360
	Montgomery County PA GO VRDO	2.550%	9/2/08		9,995	9,995
	Montgomery County PA IDA PCR (Exelon Generation Co.) CP	1.600%	9/23/08	LOC	47,300	47,300
	Montgomery County PA IDA PCR (Presbytery Homes) VRDO	1.850%	9/8/08	LOC	18,900	18,900
	Montgomery County PA IDA Rev. (Foulkeways At Gwynedd Project) VRDO	1.880%	9/8/08	LOC	13,260	13,260
	Montgomery County PA IDA Rev. (Friends' Central School Project) VRDO	1.830%	9/8/08	LOC	4,055	4,055
	Montgomery County PA IDA Rev. (Gloria Dei Project) VRDO	1.860%	9/8/08	LOC	16,855	16,855
	Montgomery County PA IDA Rev. (Haverford School Project) VRDO	2.400%	9/2/08	LOC	34,845	34,845
	Montgomery County PA IDA Rev. (Meadowood Corp) VRDO	1.850%	9/8/08	LOC	20,530	20,530
	Montgomery County PA IDA Rev. (Rosemont School Holy Child) VRDO	1.900%	9/8/08	LOC	12,200	12,200
	Nazareth PA School Dist. GO VRDO	2.100%	9/8/08	(4)	6,000	6,000

	New Garden General Auth. PA Muni Rev. VRDO	1.950%	9/8/08	(4)	5,200	5,200
	Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College) VRDO	1.900%	9/8/08		9,950	9,950
[1]	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) TOB VRDO	1.860%	9/8/08	LOC	21,385	21,385
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.720%	9/8/08		20,660	20,660
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.720%	9/8/08		13,510	13,510
	Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	1.930%	9/8/08		24,000	24,000
	Northampton County PA IDA PCR (Libra Partners) VRDO	2.050%	9/8/08	LOC	5,055	5,055
[1]	Owen J. Roberts School Dist. Pennsylvania GO TOB PUT	2.800%	3/5/09	LOC	16,885	16,885
	Parkland PA School Dist. VRDO	2.040%	9/8/08	(4)	13,645	13,645
	Pennsbury PA School Dist. VRDO	2.070%	9/8/08	(4)	9,100	9,100
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	1.800%	9/8/08		24,810	24,810
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	1.820%	9/8/08		26,170	26,170
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (PPL Energy Supply) PUT	1.800%	4/9/09	LOC	60,570	60,570
[1]	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Wenger's Feed Mill) VRDO	2.050%	9/8/08	LOC	6,510	6,510
	Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (York Water Company Project) VRDO	1.920%	9/8/08	LOC	5,000	5,000
	Pennsylvania GO	5.000%	9/15/08		7,150	7,154
	Pennsylvania GO	5.000%	11/1/08		7,625	7,666
[1]	Pennsylvania GO TOB VRDO	1.790%	9/8/08		4,200	4,200
[1]	Pennsylvania GO TOB VRDO	1.840%	9/8/08		19,320	19,320
[1]	Pennsylvania GO TOB VRDO	1.840%	9/8/08		10,760	10,760
[1]	Pennsylvania GO TOB VRDO	1.840%	9/8/08		9,300	9,300
[1]	Pennsylvania GO TOB VRDO	1.840%	9/8/08		6,960	6,960
[1]	Pennsylvania GO TOB VRDO	1.840%	9/8/08		7,360	7,360
[1]	Pennsylvania GO TOB VRDO	1.840%	9/8/08		4,655	4,655
[1]	Pennsylvania GO TOB VRDO	1.890%	9/8/08	(4)(Prere.)	7,111	7,111
[1]	Pennsylvania GO TOB VRDO	2.040%	9/8/08		20,000	20,000
	Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	1.970%	9/8/08	(4)	43,500	43,500
	Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	2.280%	9/8/08	(4)	5,000	5,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.000%	9/2/08		36,725	36,725
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.000%	9/2/08		41,865	41,865
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.000%	9/2/08		34,775	34,775
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	2.000%	9/2/08		12,300	12,300

	Pennsylvania Higher Educ. Fac. Auth. Rev. (College of Optometry) VRDO	1.880%	9/8/08	LOC	12,035	12,035
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.790%	9/8/08	LOC	20,940	20,940
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.840%	9/8/08	LOC	22,500	22,500
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.840%	9/8/08	LOC	13,255	13,255
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.850%	9/8/08	LOC	30,000	30,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing) VRDO	1.800%	9/8/08	LOC	9,000	9,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) VRDO	1.820%	9/8/08	LOC	6,950	6,950
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) VRDO	1.820%	9/8/08	LOC	4,400	4,400
	Pennsylvania Higher Educ. Fac. Auth. Rev. (La Salle Univ.) VRDO	1.900%	9/8/08	LOC	41,965	41,965
	Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) VRDO	1.900%	9/8/08	LOC	12,000	12,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) VRDO	1.900%	9/8/08	LOC	11,500	11,500
	Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) VRDO	1.900%	9/8/08	LOC	5,095	5,095
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Student Assn. Inc. Housing - California Univ. of Pennsylvania) VRDO	1.840%	9/8/08	LOC	64,995	64,995
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.) VRDO	1.770%	9/8/08	LOC	6,000	6,000
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.) VRDO	1.770%	9/8/08	LOC	3,500	3,500
[1]	Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees of the Univ. of Pennsylvania) TOB VRDO	1.840%	9/8/08		6,180	6,180
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees Univ.)	5.250%	9/1/08		5,110	5,110
	Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	1.700%	3/17/09		13,030	13,030
[1]	Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	1.840%	9/8/08		4,875	4,875
[1]	Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	1.840%	9/8/08		9,305	9,305
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) PUT	2.150%	3/27/09		3,260	3,260
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) PUT	2.350%	3/27/09		2,700	2,700
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	1.870%	9/8/08		10,125	10,125

[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	1.990%	9/8/08	3,000	3,000
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	1.990%	9/8/08	4,740	4,740
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	1.990%	9/8/08	4,990	4,990
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	1.990%	9/8/08	3,273	3,273
[1]	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	1.990%	9/8/08	8,760	8,760
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.850%	9/8/08	39,950	39,950
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.850%	9/8/08	15,690	15,690
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.850%	9/8/08	31,930	31,930
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	1.850%	9/8/08	10,600	10,600
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.050%	9/8/08	23,905	23,905
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.050%	9/8/08	31,250	31,250
	Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	2.100%	9/8/08	30,000	30,000
[1]	Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.920%	9/8/08	8,545	8,545
[1]	Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.920%	9/8/08	7,495	7,495
[1]	Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.920%	9/8/08	5,995	5,995
[1]	Pennsylvania Housing Finance Agency Rev. TOB VRDO	1.990%	9/8/08	4,500	4,500
[1]	Pennsylvania Housing Finance Agency Rev. TOB VRDO	2.170%	9/8/08	9,930	9,930
	Pennsylvania Housing Finance Agency Rev. VRDO	1.850%	9/8/08	40,575	40,575
	Pennsylvania Housing Finance Agency Rev. VRDO	1.850%	9/8/08	17,265	17,265
	Pennsylvania Housing Finance Agency Rev. VRDO	1.850%	9/8/08	17,955	17,955
	Pennsylvania Housing Finance Agency Rev. VRDO	1.900%	9/8/08	30,000	30,000
	Pennsylvania Housing Finance Agency Rev. VRDO	1.900%	9/8/08	10,000	10,000
[1]	Pennsylvania Housing Finance Agency Rev. VRDO	1.900%	9/8/08	7,500	7,500
	Pennsylvania Housing Finance Agency Rev. VRDO	2.050%	9/8/08	9,495	9,495

	Pennsylvania Housing Finance Agency Rev. VRDO	2.050%	9/8/08		20,000	20,000
	Pennsylvania Housing Finance Agency Rev. VRDO	2.050%	9/8/08		14,975	14,975
[1]	Pennsylvania Housing Finance Agency TOB VRDO	2.020%	9/8/08		5,165	5,165
	Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	2.040%	9/8/08	(4)	30,000	30,000
[1]	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia) TOB VRDO	1.850%	9/8/08	LOC	30,760	30,760
[1]	Pennsylvania State Higher Educ. Fac. Rev. TOB PUT	2.950%	11/14/08		25,840	25,848
[1]	Pennsylvania State Univ. Rev. TOB VRDO	1.840%	9/8/08		7,065	7,065
[1]	Pennsylvania State Univ. Rev. TOB VRDO	2.070%	9/8/08		6,130	6,130
	Pennsylvania State Univ. Rev. VRDO	1.790%	9/8/08		33,605	33,605
	Pennsylvania State Univ. Rev. VRDO	1.790%	9/8/08		65,275	65,275
[1]	Pennsylvania State Univ. TOB VRDO	1.870%	9/8/08	LOC	19,995	19,995
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08	(Prere.)	1,495	1,520
[1]	Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	2.210%	9/8/08	(4)	6,905	6,905
[1]	Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	2.220%	9/8/08	(4)	9,920	9,920
	Pennsylvania Turnpike Comm. Registration Fee Rev. VRDO	2.040%	9/8/08	(4)	8,475	8,475
[1]	Pennsylvania Turnpike Comm. Rev. TOB VRDO	1.870%	9/8/08	(13)	43,065	43,065
[1]	Pennsylvania Turnpike Comm. Rev. TOB VRDO	2.490%	9/8/08	(12)	4,870	4,870
	Pennsylvania Turnpike Comm. Rev. VRDO	1.600%	9/8/08	LOC	25,000	25,000
	Pennsylvania Turnpike Comm. Rev. VRDO	1.900%	9/8/08	LOC	25,000	25,000
	Pennsylvania Turnpike Comm. Rev. VRDO	1.900%	9/8/08	LOC	59,500	59,500
	Pennsylvania Turnpike Comm. Rev. VRDO	1.900%	9/8/08	LOC	21,000	21,000
	Philadelphia PA Auth. for Individual Healthcare Dev. Rev. VRDO	1.900%	9/8/08	LOC	9,720	9,720
	Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	1.770%	9/8/08	LOC	4,000	4,000
	Philadelphia PA Auth. IDR (PA Academy of Fine Arts) VRDO	1.880%	9/8/08	LOC	10,605	10,605
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	1,755	1,799
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	3,000	3,075
[1]	Philadelphia PA GO TOB VRDO	2.190%	9/8/08	(4)	12,000	12,000
[1]	Philadelphia PA GO TOB VRDO	2.190%	9/8/08	(4)	4,000	4,000

[1]	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) TOB VRDO	1.850%	9/8/08		9,625	9,625
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		10,600	10,600
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		42,145	42,145
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		1,800	1,800
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		6,000	6,000
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		6,400	6,400
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System) PUT	2.200%	2/10/09		16,900	16,900
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	1.770%	9/8/08	LOC	11,115	11,115
	Philadelphia PA IDA Rev. (Chestnut Hill Academy) VRDO	1.900%	9/8/08	LOC	5,500	5,500
[1]	Philadelphia PA IDA Rev. (Fox Chase Cancer Center) TOB VRDO	1.870%	9/8/08	LOC	12,000	12,000
	Philadelphia PA IDA Rev. (Fox Chase Cancer Center) VRDO	2.100%	9/2/08	LOC	7,665	7,665
	Philadelphia PA IDA Rev. VRDO	1.900%	9/8/08	LOC	9,145	9,145
	Philadelphia PA School Dist. GO	5.250%	4/1/09	(Prere.)	3,920	3,983
	Philadelphia PA School Dist. VRDO	1.810%	9/8/08	LOC	15,000	15,000
	Philadelphia PA School Dist. VRDO	1.900%	9/8/08	LOC	30,000	30,000
[1]	Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.190%	9/8/08	(4)	5,220	5,220
[1]	Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.220%	9/8/08	(4)	9,900	9,900
[1]	Philadelphia PA Water & Waste Water Rev. TOB VRDO	2.220%	9/8/08	(4)	32,910	32,910
[1]	Pittsburgh PA Urban Redev. Auth. Single Family Mortgage Rev. TOB VRDO	1.930%	9/8/08		8,480	8,480
	Quakertown PA General Auth. Rev. PUT	1.650%	3/5/09		20,000	20,000
	Red Lion PA School Dist. VRDO	2.040%	9/8/08	(4)	47,750	47,750
[1]	Scranton PA School Dist. GO TOB VRDO	2.090%	9/8/08	(4)	3,660	3,660
[1]	Scranton PA School Dist. GO TOB VRDO	2.490%	9/8/08	(4)	6,370	6,370
	South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	1.600%	9/8/08	LOC	9,125	9,125
	Southeastern Pennsylvania Transp. Auth. Rev. VRDO	1.820%	9/8/08	LOC	15,000	15,000
	St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	1.800%	9/8/08		10,300	10,300
	St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	1.900%	9/8/08		40,900	40,900

	State Public School Building Auth. Pennsylvania College Rev. (North Allegheny School Dist.) VRDO	1.820%	9/8/08		18,145	18,145
[1]	State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	2.090%	9/8/08	(4)	4,665	4,665
	Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	2.500%	4/21/09		60,000	60,357
	Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	1.770%	9/8/08		5,985	5,985
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.820%	9/8/08		5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.820%	9/8/08		19,700	19,700
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.820%	9/8/08		12,500	12,500
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.820%	9/8/08		13,621	13,621
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		2,500	2,500
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		3,200	3,200
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		8,000	8,000
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		13,600	13,600
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		6,100	6,100
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		5,000	5,000
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		2,400	2,400
	Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.930%	9/8/08		15,000	15,000
	Upper St. Claire PA VRDO	2.070%	9/8/08	(4)	6,460	6,460
	Venango PA IDA (Scrubgrass Project) CP	1.800%	9/9/08	LOC	14,314	14,314

Wallingford-Swarthmore PA School Dist. VRDO	2.100%	9/8/08	(4)	10,000	10,000
York County PA IDA (PECO) CP	1.500%	10/7/08	LOC	16,440	16,440
					4,026,066
Puerto Rico (0.2%)
[1]	Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.250%	3/1/09	7,000	7,000

Total Tax-Exempt Municipal Bonds (Cost $4,033,066)					4,033,066
Total Investments (100.1%) (Cost $4,033,066)					4,033,066
Other Assets and Liabilities-Net (-0.1%)					(2,633)
Net Assets (100%)					4,030,433

1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, the aggregate value of these securities was $734,377,000, representing 18.2% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal Period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At August 31, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments

As of August 31, 2008

				Face	Market
		Maturity		Amount	Value
Coupon		Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.2%)
Pennsylvania (94.1%)
Abington PA School Dist. GO	5.000%	4/1/32	(4)	6,495	6,556
Adams County PA GO	5.300%	5/15/11	(3)(Prere.)	10,240	11,034
Allegheny County PA GO	0.000%	4/1/10	(1)	2,000	1,918
Allegheny County PA GO	5.250%	5/1/11	(3)(Prere.)	3,000	3,226
Allegheny County PA GO	5.500%	5/1/11	(3)(Prere.)	445	481
Allegheny County PA GO	5.750%	5/1/11	(3)(Prere.)	730	794
Allegheny County PA GO	5.750%	11/1/11	(3)	995	1,063
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,645	2,927
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,000	2,214
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	2,880	3,187
Allegheny County PA GO	5.375%	11/1/12	(1)(Prere.)	3,725	4,123
Allegheny County PA GO	5.500%	11/1/14	(3)	605	641
Allegheny County PA GO	5.375%	11/1/16	(1)	4,100	4,429
Allegheny County PA GO	5.375%	11/1/17	(1)	3,600	3,889
Allegheny County PA GO	6.000%	7/1/23	(1)	5,745	6,483
Allegheny County PA GO	5.000%	11/1/32	(4)	3,500	3,541
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/32		3,000	3,024
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.250%	11/15/13	(2)	1,000	1,025
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000%	10/1/10	(3)	4,235	4,386
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/13		2,000	2,107
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/14		1,500	1,583
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	9/1/14		25,000	26,418
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/15		2,000	2,100
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center)	5.000%	6/15/18		7,000	7,162
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/26	(1)	4,625	5,243
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/27	(1)	9,325	10,540
Allegheny County PA Port Auth. Rev.	5.375%	3/1/12	(3)	4,965	5,280
Allegheny County PA Port Auth. Rev.	5.500%	3/1/14	(3)	2,355	2,504
Allegheny County PA Port Auth. Rev.	5.500%	3/1/16	(3)	1,500	1,595
Allegheny County PA Port Auth. Rev.	5.500%	3/1/17	(3)	2,750	2,923

Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/10	(1)(Prere.)	6,880	7,418
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/10	(1)	1,500	1,611
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/11	(1)	1,490	1,606
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/12	(1)	1,180	1,264
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/16	(1)	3,545	3,816
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/16	(3)(ETM)	11,295	11,980
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/18	(1)	15,000	15,967
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/24	(1)	6,000	5,967
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/30	(1)	2,150	2,217
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/32	(3)	12,000	11,751
Annville Cleona PA School Dist.	6.000%	3/1/28	(4)	1,500	1,632
Annville Cleona PA School Dist.	6.000%	3/1/31	(4)	2,475	2,665
Bensalem Township PA School Dist. GO	5.250%	6/15/24	(3)	3,700	3,810
Berks County PA GO	0.000%	11/15/13	(3)	7,250	5,936
Berks County PA GO	0.000%	11/15/14	(3)	8,615	6,685
Berks County PA GO	0.000%	11/15/15	(3)	6,250	4,585
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/14	(1)	4,500	4,852
Bethlehem PA Area School Dist.	5.375%	3/15/12	(3)(Prere.)	7,500	8,205
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/16	(2)	4,480	4,808
Bristol Borough PA School Dist. GO	5.250%	9/1/15	(4)(Prere.)	3,635	4,098
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/12	(Prere.)	2,600	2,937
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,550	1,694
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,635	1,787
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,725	1,886
Carlisle PA Area School Dist. GO	5.375%	3/1/12	(1)(Prere.)	1,820	1,989
Catholic Health East Pennsylvania Health Systems Rev.	5.375%	11/15/14	(Prere.)	3,000	3,365
Catholic Health East Pennsylvania Health Systems Rev.	5.500%	11/15/14	(Prere.)	1,400	1,580
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	5,540	6,085
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	3,785	4,157
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	2,400	2,636
Central Bucks PA School Dist.	5.500%	5/15/12	(3)(Prere.)	1,500	1,648
Central Bucks PA School Dist.	5.000%	5/15/24		23,700	24,889
Chambersburg PA Area School Dist. GO	5.250%	3/1/29	(3)	3,805	3,899
Chester County PA GO	5.000%	7/15/26		4,345	4,551
Chester County PA GO	5.000%	7/15/27		5,000	5,215
Chester County PA Health & Educ. Fac. Auth. Rev. (Devereux Foundation)	5.000%	11/1/31		4,500	4,180

Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18	(2)	12,445	12,591
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/22	(2)	36,580	36,998
Chester County PA School Auth. Rev.	5.000%	4/1/23	(2)	2,670	2,726
Chester County PA School Auth. Rev.	5.000%	4/1/24	(2)	1,000	1,017
Chester County PA School Auth. Rev.	5.000%	4/1/26	(2)	1,575	1,590
Clarion County PA IDA Auth. Rev.	5.000%	7/1/32	(10)	4,980	4,516
Clarion County PA IDA Auth. Rev.	5.000%	7/1/37	(10)	6,360	5,667
Coatesville PA School Dist. GO	5.250%	8/15/14	(4)(Prere.)	6,645	7,436
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/23	(1)	13,535	14,231
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500%	11/1/10	(2)(Prere.)	3,230	3,453
Cumberland County PA Muni. Auth. Rev.	7.250%	1/1/13	(Prere.)	7,360	8,748
Cumberland County PA Muni. Auth. Rev. (Diakon Lutheran Ministries)	5.000%	1/1/27		2,700	2,361
Cumberland County PA Muni. Auth. Rev. (Diakon Lutheran Ministries)	5.000%	1/1/36		6,750	5,658
Dallas PA School Dist. GO	5.000%	4/1/29	(11)	5,820	5,852
Danville PA Area School Dist. GO	5.000%	5/1/37	(4)	7,970	7,986
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/28	(1)(ETM)	9,415	10,660
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500%	7/1/13	(1)(ETM)	5,000	5,354
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/12	(2)	3,300	3,383
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/13	(2)	4,665	4,782
Delaware County PA Auth. Rev. (White Horse Village Project) VRDO	2.450%	9/2/08	LOC	25,920	25,920
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	8/1/24	(1)	4,000	4,072
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/31		10,000	8,295
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300%	12/1/27		8,905	8,095
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	2.550%	9/2/08	LOC	2,150	2,150
Delaware County PA IDA PCR (PECO Energy Co.)	4.000%	12/1/12		13,000	13,007
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		24,490	24,490
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		1,200	1,200
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		2,330	2,330
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	2.150%	9/8/08		6,780	6,780
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,405	2,629

Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	11/1/11	(3)(Prere.)	2,685	2,936
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/19	(1)	1,645	1,761
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.500%	7/1/19	(1)	4,835	5,389
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/20	(1)	1,735	1,853
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.500%	7/1/20	(1)	5,105	5,656
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/21	(1)	1,825	1,939
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/22	(1)	1,920	2,022
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/23	(1)	2,020	2,099
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.700%	1/1/23	(4)	8,345	8,576
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/20	(12)	5,060	5,200
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/21	(12)	3,000	3,056
Doylestown PA Hosp. Auth. Hosp. Rev.	5.000%	7/1/22	(12)	3,455	3,495
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/29	(4)	7,085	7,214
Erie County PA GO	5.000%	9/1/15	(3)(Prere.)	5,525	6,142
Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation)	5.000%	11/1/35	(11)	7,000	6,408
Erie PA School Dist. GO	0.000%	9/1/10	(4)	5,665	5,380
Erie PA School Dist. GO	0.000%	9/1/11	(4)	5,780	5,280
Erie PA School Dist. GO	0.000%	5/1/16	(1)(ETM)	3,175	2,379
Erie PA School Dist. GO	0.000%	9/1/18	(4)	830	537
Hazleton PA Area School Dist. GO	5.500%	3/1/11	(3)	3,740	3,974
Hazleton PA Area School Dist. GO	5.750%	3/1/12	(3)	1,420	1,539
Hazleton PA Area School Dist. GO	6.000%	3/1/16	(3)	18,245	19,754
Hazleton PA Area School Dist. GO	0.000%	3/1/17	(3)	4,425	2,964
Hazleton PA Area School Dist. GO	0.000%	3/1/22	(3)	5,265	2,550
Hempfield PA Area School Dist. (Westmoreland County) GO	5.000%	9/15/15	(3)(Prere.)	5,030	5,594
Lackawanna County PA GO	5.000%	9/15/29	(2)	1,975	1,970
Lackawanna County PA GO	5.000%	9/15/29	(4)	3,745	3,844
Lake Lehman PA School Dist. GO	0.000%	4/1/14	(1)	1,290	1,029
Lake Lehman PA School Dist. GO	0.000%	4/1/15	(1)	1,295	979
Lake Lehman PA School Dist. GO	0.000%	4/1/16	(1)	1,310	937
Lake Lehman PA School Dist. GO	0.000%	4/1/17	(1)	1,315	888
Lake Lehman PA School Dist. GO	0.000%	4/1/18	(1)	1,000	636
Lancaster County PA GO	5.500%	11/1/16	(3)	1,025	1,102
Lancaster County PA GO	5.500%	11/1/17	(3)	1,060	1,140
Lancaster County PA GO	5.500%	11/1/18	(3)	1,120	1,190
Lancaster County PA GO	5.500%	11/1/19	(3)	1,175	1,248
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/26		9,205	8,974
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/36		12,370	11,514
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	2.450%	9/2/08	LOC	1,300	1,300

Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/21		1,000	1,020
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/31		6,000	6,046
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/22		1,135	1,167
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/27		2,775	2,812
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/37		4,000	3,952
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/21		1,635	1,643
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/31		2,165	2,140
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000%	11/15/35		10,500	10,443
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/14	(4)	900	954
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/16	(1)	4,415	5,094
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.000%	7/1/35	(4)	10,000	9,883
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	2.450%	9/2/08	LOC	5,700	5,700
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	2.550%	9/2/08	(12)	2,100	2,100
Lower Merion PA School Dist. GO	5.000%	9/1/28		7,845	8,150
Lower Merion PA School Dist. GO	5.000%	9/1/30		8,670	8,936
Luzerne County PA GO	0.000%	11/15/12	(1)(Prere.)	2,360	1,645
Luzerne County PA GO	0.000%	11/15/12	(1)(Prere.)	2,390	1,565
Luzerne County PA GO	5.250%	12/15/21	(3)	5,320	5,575
Lycoming County PA Auth. College Rev. (PA College of Technology)	5.250%	10/1/27	(12)	5,395	5,588
Lycoming County PA Auth. College Rev. (PA College of Technology)	5.500%	10/1/37	(12)	6,650	6,885
McKeesport PA Area School Dist. GO	0.000%	10/1/08	(1)	2,270	2,266
McKeesport PA Area School Dist. GO	0.000%	10/1/09	(1)	2,020	1,969
McKeesport PA Area School Dist. GO	0.000%	10/1/10	(1)	1,840	1,737
McKeesport PA Area School Dist. GO	0.000%	10/1/11	(1)	1,835	1,663
McKeesport PA Area School Dist. GO	0.000%	10/1/14	(1)	2,040	1,611
McKeesport PA Area School Dist. GO	0.000%	10/1/15	(1)	2,040	1,526
McKeesport PA Area School Dist. GO	0.000%	10/1/16	(1)	4,655	3,298
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)(ETM)	425	281
McKeesport PA Area School Dist. GO	0.000%	10/1/18	(2)	2,650	1,674
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.000%	1/1/27		2,000	1,846
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.125%	1/1/37		3,000	2,652

Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.250%	1/1/43		6,450	5,713
Montgomery County PA GO	5.000%	7/15/19		8,800	8,983
Montgomery County PA GO	5.000%	10/15/28		13,235	13,717
Montgomery County PA GO	5.000%	10/15/31		6,450	6,623
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375%	11/15/14	(Prere.)	2,175	2,439
Montgomery County PA Higher Educ. & Health Auth. Rev. (Dickinson College)	5.000%	5/1/31	(11)	5,750	5,650
Montgomery County PA Higher Educ. & Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/36		17,500	15,260
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/25	(1)	6,500	6,669
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/26	(1)	3,550	3,629
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/27	(1)	3,300	3,362
North Hills PA School Dist. GO	5.250%	12/15/15	(4)(Prere.)	5,030	5,690
North Pocono PA School Dist. GO	5.000%	3/15/26	(3)	4,035	4,047
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.375%	8/15/28		5,000	4,845
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/35		2,500	2,385
Northampton County PA General Purpose Auth. Univ. Rev. (Saint Lukes Hosp. Project)	5.500%	8/15/40		5,000	4,721
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/16	(2)	5,910	5,960
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/26	(2)	2,850	2,863
Norwin PA School Dist. GO	3.250%	4/1/33	(4)	10,485	7,635
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/17	(4)	1,495	1,623
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/31	(4)	8,000	8,102
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/35	(4)	5,000	5,028
Parkland PA School Dist. GO	5.375%	9/1/15	(3)	3,050	3,371
Parkland PA School Dist. GO	5.375%	9/1/16	(3)	2,000	2,214
Pennsbury PA School Dist. GO	5.250%	8/1/24	(4)	9,135	9,574
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/16	(3)(ETM)	25,150	29,142
Pennsylvania GO	5.000%	8/1/09		16,220	16,714
Pennsylvania GO	5.000%	3/1/10		10,000	10,443
Pennsylvania GO	6.000%	1/15/11		3,000	3,176
Pennsylvania GO	5.250%	10/15/11		11,200	11,925
Pennsylvania GO	5.000%	8/1/12		20,705	22,472
Pennsylvania GO	5.000%	8/1/17		26,455	29,304
Pennsylvania GO	5.375%	7/1/21		16,000	17,901
Pennsylvania GO	5.000%	1/1/26		40,450	41,905

Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/10	(1)(Prere.)	2,000	2,171
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/17	(2)	935	978
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/19	(2)	1,160	1,208
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.000%	11/1/37	(12)	5,745	5,727
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250%	12/1/12	(2)	11,120	12,173
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.000%	12/1/37	(2)	14,170	13,976
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.)	5.000%	5/1/32	(1)	4,950	4,968
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	2.320%	7/1/17	(10)	6,500	5,657
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	5.125%	7/1/39	(10)	17,130	15,088
Pennsylvania Higher Educ. Fac. Auth. Rev. (La Salle Univ.)	5.250%	5/1/27		3,000	2,903
Pennsylvania Higher Educ. Fac. Auth. Rev. (La Salle Univ.)	5.000%	5/1/37		3,250	2,939
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125%	6/1/25		3,500	3,288
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250%	6/1/32		6,350	5,910
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/31	(10)	10,460	9,121
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/37	(10)	3,500	3,035
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/39	(10)	10,000	8,394
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/11	(1)	1,225	1,240
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.000%	4/1/23	(1)	12,200	12,486
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.000%	4/1/24	(1)	12,680	12,928
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.375%	1/1/13	(Prere.)	4,435	4,895
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.000%	9/1/39	(2)	9,000	8,738
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Scranton)	5.000%	11/1/28	(10)	4,080	3,919
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250%	1/15/16		3,120	3,390
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/22		5,000	5,296
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/31		5,000	5,256

	Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/20		2,360	2,308
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/26		1,200	1,130
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/36		3,000	2,887
	Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/39		3,000	2,688
	Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/11	LOC	9,120	9,569
[1]	Pennsylvania Housing Finance Agency Rev.	5.400%	10/1/33		25,000	24,971
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/12	(2)(Prere.)	575	638
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/16	(2)	14,290	15,459
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/17	(2)	7,000	7,583
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/18	(2)	7,630	8,135
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/19	(2)	10,040	10,705
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/20	(2)	4,495	4,793
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/21	(2)	8,130	8,622
	Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/23		20,000	20,690
	Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/17	(3)	7,830	7,981
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/27	(4)	12,880	13,203
	Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/31	(4)	5,000	5,050
	Pennsylvania State Univ. Rev.	5.250%	8/15/12		5,980	6,550
	Pennsylvania State Univ. Rev.	5.000%	9/1/24		10,625	10,970
	Pennsylvania State Univ. Rev.	5.000%	9/1/24		3,000	3,111
	Pennsylvania State Univ. Rev.	5.250%	8/15/25		5,360	5,921
	Pennsylvania State Univ. Rev.	5.000%	9/1/29		7,625	7,751
	Pennsylvania State Univ. Rev.	5.000%	9/1/29		2,500	2,547
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/13	(1)(Prere.)	6,000	6,608
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/26	(2)	4,000	4,051
	Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/27	(2)	3,000	3,028
	Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,000	1,093
	Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	6,370	6,960
	Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	7,550	8,249
	Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	1,505	1,644
	Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/11	(2)(Prere.)	2,500	2,731
	Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/12	(3)	9,000	9,688
	Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/27	(4)	4,000	4,341
	Pennsylvania Turnpike Comm. Rev.	5.375%	6/1/28		12,785	13,061
	Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/31	(2)	17,610	18,210
	Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/32	(2)	15,000	15,198
	Pennsylvania Turnpike Comm. Rev.	5.500%	6/1/33		12,920	13,203
	Pennsylvania Turnpike Comm. Rev.	5.250%	6/1/36		12,435	12,443

	Philadelphia PA Airport Parking Auth.	5.400%	9/1/11	(2)	4,520	4,552
	Philadelphia PA Airport Parking Auth.	5.400%	9/1/12	(2)	5,990	6,032
[1]	Philadelphia PA Airport Parking Auth.	5.000%	9/1/13		3,260	3,444
	Philadelphia PA Airport Parking Auth.	5.400%	9/1/15	(2)	6,350	6,394
	Philadelphia PA Airport Parking Auth.	5.500%	9/1/18	(2)	4,250	4,280
	Philadelphia PA Airport Parking Auth.	5.125%	2/15/24	(2)	1,045	1,052
	Philadelphia PA Airport Parking Auth.	5.250%	9/1/29	(4)	3,530	3,554
	Philadelphia PA Gas Works Rev.	5.250%	7/1/11	(4)	3,965	3,973
	Philadelphia PA Gas Works Rev.	5.250%	8/1/11	(4)(Prere.)	8,000	8,646
	Philadelphia PA Gas Works Rev.	5.375%	7/1/12	(4)	4,000	4,009
	Philadelphia PA Gas Works Rev.	5.375%	7/1/14	(4)	4,310	4,319
[2]	Philadelphia PA Gas Works Rev.	5.375%	7/1/16	(4)	13,280	14,790
	Philadelphia PA Gas Works Rev.	5.375%	7/1/18	(4)	11,555	12,831
	Philadelphia PA Gas Works Rev.	5.000%	10/1/37	(2)	3,000	2,800
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	1,750	1,801
	Philadelphia PA GO	5.250%	3/15/09	(4)(Prere.)	2,600	2,676
	Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	7,460	7,986
	Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	4,775	5,111
	Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	9,155	9,800
	Philadelphia PA GO	5.250%	3/15/11	(4)(Prere.)	2,135	2,285
	Philadelphia PA GO	5.000%	12/15/17	(4)	5,555	5,939
	Philadelphia PA GO	5.000%	8/1/18	(1)	6,170	6,556
	Philadelphia PA GO	5.000%	8/1/19	(1)	7,735	8,138
	Philadelphia PA GO	5.000%	8/1/20	(1)	8,005	8,340
	Philadelphia PA GO	5.000%	8/1/21	(1)	6,235	6,446
	Philadelphia PA GO	5.250%	12/15/23	(4)	5,835	6,065
	Philadelphia PA GO	5.000%	8/1/27	(11)	12,160	11,699
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		10,975	10,975
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		1,100	1,100
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		10,900	10,900
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	2.200%	9/2/08		4,300	4,300
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/18	(2)	5,700	5,767
	Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Temple University Health System)	5.500%	7/1/30		5,000	4,634
	Philadelphia PA IDA Rev. (Fox Chase Cancer Center) VRDO	2.100%	9/2/08	LOC	10,000	10,000
	Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/10	(3)	4,440	4,494
	Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/15	(3)	5,695	5,754
	Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/15	(3)	3,000	3,140

	Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/17	(3)	2,255	2,337
	Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/19	(3)	2,815	2,888
	Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/20	(3)	2,000	2,042
	Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/22	(3)	5,275	5,347
	Philadelphia PA School Dist. GO	5.250%	2/1/12	(4)	1,000	1,084
	Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,800	1,972
	Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,500	2,738
	Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,191
	Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	2,000	2,191
	Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	1,000	1,095
	Philadelphia PA School Dist. GO	5.500%	2/1/12	(4)(Prere.)	6,200	6,791
	Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,500	7,221
	Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	6,000	6,666
	Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,111
	Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	1,000	1,111
	Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	10,235	11,371
	Philadelphia PA School Dist. GO	5.625%	8/1/12	(3)(Prere.)	3,500	3,888
	Philadelphia PA School Dist. GO	5.000%	6/1/26	(3)	5,000	5,161
	Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/10	(3)	33,865	36,238
	Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/11	(3)	35,685	39,181
	Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/11	(1)	3,750	4,071
	Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/14	(2)	7,100	7,705
	Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/16	(3)	5,040	5,357
	Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/17	(3)	5,460	5,804
	Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/18	(1)(ETM)	925	1,013
	Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/19	(3)	4,155	4,337
	Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	5,330	5,848
	Pittsburgh PA GO	5.500%	3/1/12	(2)(Prere.)	2,015	2,211
	Pittsburgh PA GO	5.500%	9/1/13	(2)	5,635	5,948
	Pittsburgh PA GO	5.125%	9/1/14	(3)	8,435	8,450
	Pittsburgh PA GO	5.500%	9/1/14	(2)	12,000	12,690
	Pittsburgh PA GO	5.125%	9/1/15	(3)	6,395	6,406
	Pittsburgh PA GO	5.500%	9/1/15	(2)	2,125	2,219
	Pittsburgh PA GO	5.250%	9/1/17	(3)	4,980	4,989
	Pittsburgh PA School Dist. GO	0.000%	8/1/09	(2)	4,000	3,917
	Pittsburgh PA School Dist. GO	5.375%	9/1/14	(4)	1,755	1,963
	Pittsburgh PA School Dist. GO	5.500%	9/1/16	(4)	4,000	4,538
	Pittsburgh PA School Dist. GO	5.500%	9/1/18	(4)	2,880	3,269
	Pittsburgh PA Water & Sewer Auth. Rev.	5.125%	6/1/12	(2)(Prere.)	3,000	3,268
[2]	Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/14	(3)(ETM)	17,070	19,387
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)(ETM)	1,935	736
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/27	(3)	10,830	3,694
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)(ETM)	1,365	490
	Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/28	(3)	7,600	2,426

Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)(ETM)	4,825	1,631
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/29	(3)	26,930	8,037
Pocono Mountain PA School Dist. GO	5.000%	9/1/31	(4)	9,000	9,124
Radnor Township PA GO	5.000%	11/1/37	(1)	4,910	4,828
Radnor Township PA School Dist.	5.000%	8/15/15	(4)(Prere.)	835	928
Radnor Township PA School Dist.	5.000%	2/15/35	(4)	1,665	1,674
Reading PA School Dist. GO	0.000%	1/15/15	(3)	9,260	6,858
Reading PA School Dist. GO	0.000%	1/15/16	(3)	9,270	6,486
Reading PA School Dist. GO	5.000%	1/15/29	(4)	6,120	6,233
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/11	(Prere.)	2,225	2,459
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/11	(Prere.)	9,660	10,712
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,480	1,658
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,425	1,597
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,515	1,698
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	2,390	2,678
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	4,915	5,507
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/11	(Prere.)	1,850	2,073
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/13		520	560
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/14		500	535
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/15		530	564
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/16		835	885
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/17		1,725	1,820
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/18		650	682
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/21		775	792
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/31		2,840	2,876
Scranton PA School Dist. GO	5.250%	6/15/27	(10)	2,750	2,783
Scranton PA School Dist. GO	5.250%	6/15/31	(10)	2,375	2,393
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/16	(1)	5,490	5,543
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/23	(1)	9,205	9,275
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/32	(10)	3,850	3,653

Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Univ. of Scranton)	5.000%	11/1/37	(10)	5,100	4,773
Shamokin-Coal Township PA	5.000%	7/1/30	(4)	5,700	5,729
Shamokin-Coal Township PA	5.000%	7/1/36	(4)	8,500	8,411
Snyder County PA Higher Educ. Auth. Univ. Rev. (Susquehanna Univ. Project)	5.000%	1/1/30	(11)	5,000	4,742
Somerset PA Area School Dist. GO	5.000%	3/15/25	(4)	7,090	7,334
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/10	(6)	860	895
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/18	(6)	7,000	7,821
State Public School Building Auth. Pennsylvania School Rev. (Daniel Boone School Dist.)	5.000%	4/1/13	(1)(Prere.)	10,000	10,937
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.000%	6/1/13	(4)(Prere.)	30,800	33,567
State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.)	5.250%	6/1/13	(4)(Prere.)	9,280	10,216
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/30		21,000	21,305
Uniontown PA Area School Dist. GO	5.500%	10/1/12	(4)(Prere.)	9,950	11,044
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,570	2,789
Warwick PA School Dist. GO	5.375%	8/15/11	(3)(Prere.)	2,435	2,642
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/10	(2)	1,750	1,823
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11	(2)(ETM)	330	347
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/11	(2)	1,510	1,587
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/12	(2)	1,935	2,054
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/13	(2)	2,035	2,181
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/14	(2)	1,640	1,774
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/15	(2)	2,250	2,439
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500%	7/1/16	(2)	2,375	2,596
West Chester PA Area School Dist. GO	5.000%	5/15/28	(1)	7,480	7,666
West Chester PA Area School Dist. GO	5.000%	5/15/29	(1)	7,855	8,021
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,650	2,937
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/11	(Prere.)	2,000	2,217
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,020	1,101
West Jefferson Hills PA School Dist. GO	5.200%	8/1/11	(4)(Prere.)	1,080	1,166
West Jefferson Hills PA School Dist. GO	5.200%	8/1/17	(4)	935	990
West Jefferson Hills PA School Dist. GO	5.200%	8/1/18	(4)	980	1,029
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/15	(4)(Prere.)	3,490	3,932

Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/17	(1)(ETM)	7,795	8,982
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/15	(3)	5,000	3,694
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/23	(1)	5,000	2,337
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/24	(3)	4,000	1,646
Wilkes-Barre PA Finance Auth. Rev. (Wilkes Univ. Project)	5.000%	3/1/27		2,200	1,999
Wilkes-Barre PA Finance Auth. Rev. (Wilkes Univ. Project)	5.000%	3/1/37		3,000	2,596
Wyoming PA Area School Dist.	5.000%	9/1/26	(1)	2,000	2,021
Wyoming PA Area School Dist.	5.000%	9/1/29	(1)	5,125	5,138
York County PA	5.000%	6/1/33	(1)	6,000	6,025
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/13	(3)	6,750	7,430
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/14	(3)	4,050	4,486
					2,421,455
Puerto Rico (6.0%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/20		5,300	5,624
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/21	(1)	5,000	5,310
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/23	(1)	14,500	15,440
Puerto Rico GO	5.500%	7/1/18	(1)	10,000	10,357
Puerto Rico GO	5.500%	7/1/20	(3)	6,000	6,208
Puerto Rico GO	5.500%	7/1/22	(3)	8,960	9,240
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/19	(1)	17,000	17,682
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/20	(1)	14,610	15,117
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/23	(2)	10,000	10,307
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/30	(3)	14,905	4,249
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/31	(3)	28,695	7,635
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22	(ETM)	10	11
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/22		4,990	5,228
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(ETM)	10,875	12,618
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(ETM)	25,000	29,544
					154,570
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/12		2,000	2,054

Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20	1,750	1,742
				3,796
Total Tax-Exempt Municipal Bonds (Cost $2,569,630)				2,579,821
Total Investments (100.2%) (Cost $2,569,630)				2,579,821
Other Assets and Liabilities-Net (-0.2%)				(5,866)
Net Assets (100%)				2,573,955

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2008.
2	Securities with a value of $4,937,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $2,572,520,000. Net unrealized appreciation of investment securities for tax purposes was $7,301,000, consisting of unrealized gains of $59,669,000 on securities that had risen in value since their purchase and $52,368,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
30- Year U.S. Treasury Bond	(395)	46,338	178
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices		178
Level 2- Other significant observable inputs	2,579,821
Level 3- Significant unobservable inputs
Total	2,579,821	178

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 14, 2008

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
TREASURER

Date: October 14, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.